Share-based compensation expense - Schedule of Share Options Expiry Date And Strike Prices (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of awards outstanding (in shares)	10,755,494	6,640,200	4,276,973	1,020,434